PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 15,811	$ 13,606
Accumulated depreciation	9,663	9,451
Depreciated cost	6,148	4,155
Depreciation expenses	3,104	1,990	2,473
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,681	9,636
Accumulated depreciation	7,135	6,845
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,082	1,865
Accumulated depreciation	1,708	1,696
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,048	2,105
Accumulated depreciation	$ 820	$ 910